Form N-1A Supplement	Nov. 28, 2025
Knights of Columbus U.S. All Cap Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The Advisors’ Inner Circle Fund III

(the “Trust”)

Knights of Columbus U.S. All Cap Index Fund

(the “Fund”)

Supplement Dated November 28, 2025
to the Fund’s Summary Prospectus and Statutory Prospectus, each dated March 1, 2025, as supplemented

(together, the “Prospectuses”)

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective immediately, the Fund is modifying its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s benchmark index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

1.	The following text is added at the end of the last paragraph of the “Principal Investment Strategies” section of each Prospectus:

The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

2.	The following text is added after the last risk of the “Principal Risks” section applicable to the Fund of each Prospectus:

Non-Diversified Risk — In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrence, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.

3.	The last two sentences of the second paragraph of the “More Information about Risk” section of the Statutory Prospectus is deleted in its entirety and replaced with the following text:

The Large Cap Growth Fund and Real Estate Fund are each non-diversified, and the U.S. All Cap Index Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index, meaning that each Fund may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Accordingly, the Large Cap Growth Fund and Real Estate Fund, and the U.S. All Cap Index Fund when it is non-diversified, will be more susceptible to negative events affecting a small number of holdings than a diversified fund.

4.	The following text is added in the appropriate alphabetical order under the “More Information about Risk” section of the Statutory Prospectus:

Non-Diversified Risk (U.S. All Cap Index Fund) — In seeking to track its target index, the U.S. All Cap Index Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the target index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrence, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KOC-SK-012-0100